Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related party transactions
Schedule of balances due to related parties

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Short-term:
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)	13,462	8,040
Payables to Jing Wei Electronics Co., Ltd.(“Jing Wei”)	97,648	84,020
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd.(“Xingtai Jinglong”)	60,807	63,633
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)	37,456	17,302
Payables to Yangguang Guifeng Electronics Co., Ltd.(“Yangguang Guifeng”)	55,965	88,757
Payables to Ningjin Saimei Ganglong Electronics Co., Ltd. (“Saimei Ganglong”)	—	34,821
Payables to Hebei Jinglong Fine Chemical Co., Ltd. (“Fine Chemical”)	—	24,827
Others	61,552	17,917
Total amounts due to related parties	326,890	339,317

Schedule of balances due from related parties

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Short-term:

Advance to related party suppliers, net
Advances to Hebei Jinglong	113,000	60,000

Accounts receivable from related party customers, net
Receivables from JA Solar PV Electric (Lincheng) Co,. Ltd. (“Lin Cheng”)	—	109,407
Receivables from Hebei Jinglong	65,567	106,194
Receivables from Jing Wei	72,510	28,194
Receivables from Xingtai Jinglong	58,750	19,694
Receivables from Songgong Electronics	38,598	67,243
Receivables from Yangguang Guifeng	44,266	40,726
Receivables from others-short term	16,006	10,818

Amount due from related parties:
Loan to Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)	40,000	40,000
Amount due from others-short term	3,436	7,890

Long-term:
Advances to Hebei Jinglong-long term	603	10,145

Total amounts due from related parties	452,736	500,311

Schedule of sales of products to related parties

	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2014
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	172,623	394,974	73,215
Ningjin Songgong	67,393	1,531	—
Others	3,204	—	115,382
Total	243,220	396,505	188,597

Purchase of products
Subsidiaries of Hebei Jinglong	464,511	609,635	1,079,882
Ningjin Songgong	350,685	35,504	—
Others	12,515	—	—
Total	827,711	645,139	1,079,882

Processing service
Subsidiaries of Hebei Jinglong	19,086	7,124	14,735
Others	7,618	—	—
Total	26,704	7,124	14,735

Purchase of equipment and building
Subsidiaries of Hebei Jinglong	2,481	1,967	2,543
Yangzhou Property	—	—	77,398
Total	2,481	1,967	79,941

Sales of equipment
Subsidiaries of Hebei Jinglong	—	5,000	—
Total	—	5,000	—

Provide entrusted loan
Yangzhou Property	—	40,000	40,000
Total	—	40,000	40,000

Provide Guarantee
Yangzhou Property	—	20,000	—
Total	—	20,000	—

Receive Guarantee
Hebei Jinglong	—	228,000	672,047
Yangzhou Property	—	50,000	80,000
Total	—	278,000	752,047